WARRANTS LIABILITY (Details 5) - Maxim Group LLC [Member] - February 2016 Offering [Member]	12 Months Ended
Dec. 31, 2016
Dividend yield	0.00%
Risk-free interest rate	1.20%
Expected term (years)	5 years
Volatility	203.00%